PORTFOLIO OF INVESTMENTS – as of August 31, 2022 (Unaudited)

Loomis Sayles Global Growth Fund

Shares	Description	Value (†)
Common Stocks – 99.2% of Net Assets

	Brazil – 7.3%
1,133,118	Ambev S.A., ADR	$3,286,042
5,581	MercadoLibre, Inc.(a)	4,773,764

		8,059,806

	Canada – 2.0%
70,373	Shopify, Inc., Class A(a)	2,227,306

	China – 12.8%
17,922	Alibaba Group Holding Ltd., Sponsored ADR(a)(b)	1,709,938
17,553	Baidu, Inc., Sponsored ADR(a)(b)	2,527,105
231,332	Budweiser Brewing Co. APAC Ltd., 144A	679,987
12,427	NXP Semiconductors NV	2,045,236
81,900	Tencent Holdings Ltd.(b)	3,384,988
74,446	Trip.com Group Ltd., ADR(a)(b)	1,914,751
36,238	Yum China Holdings, Inc.	1,815,886

		14,077,891

	Denmark – 1.9%
19,164	Novo Nordisk A/S, Class B	2,048,896

	France – 0.9%
13,019	Sodexo S.A.	995,691

	Japan – 2.6%
17,800	FANUC Corp.	2,867,565

	Netherlands – 3.5%
2,515	Adyen NV, 144A(a)	3,881,009

	Switzerland – 7.5%
42,252	CRISPR Therapeutics AG(a)	2,750,183
68,111	Novartis AG, (Registered)	5,509,364

		8,259,547

	United Kingdom – 4.3%
82,600	Experian PLC	2,506,536
7,833	Reckitt Benckiser Group PLC	604,407
35,553	Unilever PLC	1,618,888

		4,729,831

	United States – 56.4%
16,746	Alnylam Pharmaceuticals, Inc.(a)	3,460,896
55,928	Alphabet, Inc., Class A(a)	6,052,528
56,297	Amazon.com, Inc.(a)	7,136,771
6,031	Autodesk, Inc.(a)	1,216,694
17,371	Block, Inc.(a)	1,197,036
28,870	Boeing Co. (The)(a)	4,626,417
2,891	Deere & Co.	1,055,938
49,322	Doximity, Inc., Class A(a)	1,636,997
8,212	Expeditors International of Washington, Inc.	844,933

Shares	Description	Value (†)
Common Stocks – continued

	United States – continued
26,969	Meta Platforms, Inc., Class A(a)	$4,394,059
16,345	Microsoft Corp.	4,273,727
16,233	Nestle S.A., (Registered)	1,899,633
11,636	Netflix, Inc.(a)	2,601,344
46,843	Oracle Corp.	3,473,408
14,893	QUALCOMM, Inc.	1,969,897
7,892	Roche Holding AG	2,543,129
13,937	Salesforce, Inc.(a)	2,175,844
18,661	SEI Investments Co.	1,020,757
8,724	Tesla, Inc.(a)	2,404,422
111,793	Under Armour, Inc., Class A(a)	941,297
7,215	Vertex Pharmaceuticals, Inc.(a)	2,032,898
21,924	Visa, Inc., Class A	4,356,518
7,378	Yum! Brands, Inc.	820,729

		62,135,872

	Total Common Stocks (Identified Cost $119,861,143)	109,283,414

Principal Amount

Short-Term Investments – 0.7%
$ 763,729	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 8/31/2022 at 0.650% to be repurchased at $763,743 on 9/01/2022 collateralized by $887,000 U.S. Treasury Note, 1.000% due 7/31/2028 valued at $779,021 including accrued interest(c) (Identified Cost $763,729)	763,729

	Total Investments – 99.9% (Identified Cost $120,624,872)	110,047,143
	Other assets less liabilities – 0.1%	117,383

	Net Assets – 100.0%	$110,164,526

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

As of August 31, 2022, securities held by the Fund were fair valued as follows:

Equity securities[1]	Percentage of Net Assets
$ 28,540,093	25.9%

[1]

Certain foreign equity securities were fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of those securities.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)	Security invests in variable interest entities based in China.
(c)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of August 31, 2022, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

144A

All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2022, the value of Rule 144A holdings amounted to $4,560,996 or 4.1% of net assets.

ADR

An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2022, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
China	$10,012,916	$4,064,975	$—	$14,077,891
Denmark	—	2,048,896	—	2,048,896
France	—	995,691	—	995,691
Japan	—	2,867,565	—	2,867,565
Netherlands	—	3,881,009	—	3,881,009
Switzerland	2,750,183	5,509,364	—	8,259,547
United Kingdom	—	4,729,831	—	4,729,831
United States	57,693,110	4,442,762	—	62,135,872
All Other Common Stocks*	10,287,112	—	—	10,287,112

Total Common Stocks	$80,743,321	$28,540,093	$—	$109,283,414

Short-Term Investments	—	763,729	—	763,729

Total	$80,743,321	$29,303,822	$—	$110,047,143

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Industry Summary at August 31, 2022 (Unaudited)

Interactive Media & Services	14.9%
Internet & Direct Marketing Retail	12.4
IT Services	10.6
Software	10.1
Pharmaceuticals	9.2
Biotechnology	7.4
Hotels, Restaurants & Leisure	4.9
Aerospace & Defense	4.2
Semiconductors & Semiconductor Equipment	3.7
Beverages	3.6
Machinery	3.6
Entertainment	2.4
Professional Services	2.3
Automobiles	2.2
Other Investments, less than 2% each	7.7
Short-Term Investments	0.7

Total Investments	99.9
Other assets less liabilities	0.1

Net Assets	100.0%

Currency Exposure Summary at August 31, 2022 (Unaudited)

United States Dollar	74.0%
Swiss Franc	9.0
Euro	5.9
Hong Kong Dollar	3.7
British Pound	2.8
Japanese Yen	2.6
Danish Krone	1.9

Total Investments	99.9
Other assets less liabilities	0.1

Net Assets	100.0%